FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,800,719	$ 1,902,955
Derivative financial liabilities	(2,381,326)	(1,860,812)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	976,813	717,508
Derivative financial liabilities	(895,947)	(772,361)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,787,095	1,129,849
Derivative financial liabilities	(1,418,778)	(1,029,951)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	36,811	55,598
Derivative financial liabilities	(66,601)	(58,500)
Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,800,719	1,902,955
Derivative financial liabilities	(2,381,326)	(1,860,812)
Carrying amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	976,813	717,508
Derivative financial liabilities	(895,947)	(772,361)
Total derivative financial assets (liabilities)	80,866	(54,853)
Carrying amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	975,125	715,365
Derivative financial liabilities	(880,614)	(768,015)
Carrying amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,688	2,143
Derivative financial liabilities	(15,333)	(4,346)
Carrying amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,787,095	1,129,849
Derivative financial liabilities	(1,418,778)	(1,029,951)
Total derivative financial assets (liabilities)	368,317	99,898
Carrying amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	947,053	757,296
Derivative financial liabilities	(615,625)	(652,610)
Carrying amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	840,042	372,553
Derivative financial liabilities	(803,153)	(377,341)
Carrying amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	36,811	55,598
Derivative financial liabilities	(66,601)	(58,500)
Total derivative financial assets (liabilities)	(29,790)	(2,902)
Carrying amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	36,811	55,598
Derivative financial liabilities	$ (66,601)	$ (58,500)